Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Non-Current Assets [Abstract]
Other Non-Current Assets
	December 31,
	2015	2016
Security deposits for derivatives	$727	$-
	$727	$-